UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   Managing Director
Phone:   203-227-3601

Signature, Place, and Date of Signing:

        /s/ Ronald H. Oliver        Westport, Connecticut       May 9, 2011
        --------------------        ---------------------       -----------

Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total (x$1,000):  $ 1,235,556

List of Included Managers:

     Andrew  J.  Knuth      Westport Advisers, LLC
     Edmund  H.  Nicklin    Westport Advisers, LLC

List of Other Included Managers:
     No.    13F File Number           Name


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
                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
Abbott Laboratories                 COM       002824100      3,311      67,500  SH         Sole                67,500
Air Products & Chemicals, Inc.      COM       009158106     11,723     130,000  SH         Sole               130,000
American Eagle Outfitters, Inc      COM       02553E106      7,945     500,000  SH         Sole               500,000
Amphenol Corp.                      COM       032095101      7,685     141,300  SH         Sole               141,300
Anadarko Petroleum Corp.            COM       032511107     13,926     170,000  SH         Sole               170,000
Arbitron, Inc.                      COM       03875Q108     25,129     627,753  SH         Sole               627,753
Arthur J. Gallagher & Company       COM       363576109      9,987     328,424  SH         Sole               328,424
Beckman Coulter, Inc.               COM       075811109      9,340     112,434  SH         Sole               112,434
Big Lots, Inc.                      COM       089302103     57,026   1,313,056  SH         Sole             1,313,056
Brown & Brown, Inc.                 COM       115236101     20,079     778,261  SH         Sole               778,261
CA, Inc.                            COM       12673P105     11,004     455,089  SH         Sole               455,089
CACI International, Inc.            COM       127190304     13,546     220,900  SH         Sole               220,900
CVS/Caremark Corp.                  COM       126650100      6,593     192,090  SH         Sole               192,090
Carter's Inc.                       COM       146229109      8,586     299,901  SH         Sole               299,901
Charles River Laboratories Int      COM       159864107     29,219     761,300  SH         Sole               761,300
Check Point Software Technolog      COM       M22465104     12,432     243,528  SH         Sole               243,528
Checkpoint Systems, Inc.            COM       162825103     24,135   1,073,637  SH         Sole             1,073,637
Chicago Bridge & Iron Company       COM       167250109      7,384     181,600  SH         Sole               181,600
Cullen/Frost Bankers, Inc.          COM       229899109      4,131      70,000  SH         Sole                70,000
Darden Restaurants, Inc.            COM       237194105     36,012     733,000  SH         Sole               733,000
DeVry, Inc.                         COM       251893103     65,809   1,195,000  SH         Sole             1,195,000
Dr. Pepper Snapple Group, Inc.      COM       26138E109     11,148     300,000  SH         Sole               300,000
EOG Resources, Inc.                 COM       26875P101     20,443     172,500  SH         Sole               172,500
Entergy Corp.                       COM       29364G103      6,217      92,500  SH         Sole                92,500
FEI Company                         COM       30241L109     21,067     624,772  SH         Sole               624,772
FMC Corp.                           COM       302491303     15,287     180,000  SH         Sole               180,000
FedEx Corp.                         COM       31428X106      7,952      85,000  SH         Sole                85,000
Forest Oil Corp.                    COM       346091705     42,674   1,128,058  SH         Sole             1,128,058
General Communication, Inc. -       COM       369385109      8,090     739,450  SH         Sole               739,450
IPG Photonics Corp.                 COM       44980X109     30,859     535,000  SH         Sole               535,000
ITT Educational Services, Inc.      COM       45068B109     40,693     563,999  SH         Sole               563,999
International Rectifier Corp.       COM       460254105      3,314     100,246  SH         Sole               100,246
Interpublic Group of Companies      COM       460690100      2,703     215,000  SH         Sole               215,000
JDA Software Group, Inc.            COM       46612K108      8,579     283,500  SH         Sole               283,500
John Wiley & Sons, Inc.             COM       968223206     30,012     590,330  SH         Sole               590,330
Kinetic Concepts, Inc.              COM       49460W208     24,804     455,797  SH         Sole               455,797
Laboratory Corporation of Amer      COM       50540R409     11,977     130,000  SH         Sole               130,000
Lender Processing Services, In      COM       52602E102      9,849     305,960  SH         Sole               305,960
MSC Industrial Direct Company       COM       553530106     10,442     152,500  SH         Sole               152,500
MasterCard, Inc.                    COM       57636Q104      3,776      15,000  SH         Sole                15,000
McCormick & Company, Inc.           COM       579780206      8,609     180,000  SH         Sole               180,000
Orient Express Hotels Ltd. - C      COM       G67743107      8,710     704,100  SH         Sole               704,100
Pall Corp.                          COM       696429307     14,547     252,500  SH         Sole               252,500
Parametric Technology Corp.         COM       699173209     20,698     920,304  SH         Sole               920,304
Plains Exploration & Productio      COM       726505100     35,535     980,827  SH         Sole               980,827
Praxair, Inc.                       COM       74005P104     12,497     123,000  SH         Sole               123,000
Precision Castparts Corp.           COM       740189105    105,401     716,134  SH         Sole               716,134
QLogic Corp.                        COM       747277101     14,900     803,209  SH         Sole               803,209
Republic Services, Inc.             COM       760759100     12,467     415,000  SH         Sole               415,000
Rogers Corp.                        COM       775133101     10,632     235,953  SH         Sole               235,953
Ross Stores, Inc.                   COM       778296103      8,179     115,000  SH         Sole               115,000
Ruby Tuesday, Inc.                  COM       781182100      7,524     573,896  SH         Sole               573,896
Saks, Inc.                          COM       79377w108     10,322     912,600  SH         Sole               912,600
State Street Corp.                  COM       857477103      2,809      62,500  SH         Sole                62,500
Stone Energy Corp.                  COM       861642106     19,973     598,541  SH         Sole               598,541
SunTrust Banks, Inc.                COM       867914103        288      10,000  SH         Sole                10,000
Synopsys, Inc.                      COM       871607107     44,417   1,606,392  SH         Sole             1,606,392
Talbots, Inc.                       COM       874161102      3,582     592,998  SH         Sole               592,998
Teradata Corp.                      COM       88076W103     10,555     208,190  SH         Sole               208,190
Texas Instruments, Inc.             COM       882508104      2,249      65,064  SH         Sole                65,064
Universal Health Services, Inc      COM       913903100     96,997   1,963,100  SH         Sole             1,963,100
Varian Medical Systems, Inc.        COM       92220P105     13,528     200,000  SH         Sole               200,000
W.W. Grainger, Inc.                 COM       384802104      8,949      65,000  SH         Sole                65,000
WSFS Financial Corp.                COM       929328102      2,287      48,546  SH         Sole                48,546
Willis Group Holdings plc           COM       013131180     65,016   1,610,900  SH         Sole             1,610,900
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